Exhibit 99.1
RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2013

This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link and go to the Glossary tab in the Monthly Investor Report section:

http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html

The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.

Programme Information

Outstanding Covered Bonds
	Initial		C$	Final
Series(1)	Principal Amount	Translation Rate	Equivalent	Maturity Date(2)	Interest Basis	Rate Type
CB2	€ 1,250,000,000	1.5070000 C$/€	$1,883,750,000	1/22/2018	4.625%	Fixed
CB3	$750,000,000	N/A	$750,000,000	11/10/2014	3.270%	Fixed
CB4	$850,000,000	N/A	$850,000,000	3/16/2015	3.180%	Fixed
CB5	US$1,500,000,000	1.0051000 C$/US$	$1,507,650,000	4/14/2015	3.125%	Fixed
CB6	$1,100,000,000	N/A	$1,100,000,000	3/30/2018	3.770%	Fixed
CB7	CHF 500,000,000	1.1149700 C$/CHF	$557,485,000	4/21/2021	2.250%	Fixed
CB8	US$2,500,000,000	0.9762000 C$/US$	$2,440,500,000	9/19/2017	1.200%	Fixed
CB9	US$1,500,000,000	0.9934000 C$/US$	$1,490,100,000	12/4/2015	0.625%	Fixed
CB10	US$1,750,000,000	1.0368000 C$/US$	$1,814,400,000	7/22/2016	1.125%	Fixed
CB11	€ 2,000,000,000	1.3650000 C$/€	$2,730,000,000	8/4/2020	1.625%	Fixed
CB12	AU$1,250,000,000	0.9334000 C$/AU$	$1,166,750,000	8/9/2016	3 month BBSW +0.53%	Floating
Total			$16,290,635,000
(1)  Series CB13 was issued after the Calculation Date in the C$ equivalent amount of $2,060,000,000 and accordingly has not been included in the Asset Coverage Test or other statistical information in this report.

OSFI Covered Bond Limit			$31,678,590,160

Weighted average maturity of Outstanding Covered Bonds (months)				45.49
Weighted average remaining term of Loans in Cover Pool (months)				30.46

Series Ratings		Moody's	S&P	DBRS	Fitch
CB2		Aaa	AAA	AAA	AAA
CB3		Aaa	AAA	AAA	AAA
CB4		Aaa	AAA	AAA	AAA
CB5		Aaa	AAA	AAA	AAA
CB6		Aaa	AAA	AAA	AAA
CB7		Aaa	AAA	AAA	AAA
CB8		Aaa	AAA	AAA	AAA
CB9		Aaa	AAA	AAA	AAA
CB10		Aaa	AAA	AAA	AAA
CB11		Aaa	AAA	AAA	AAA
CB12		Aaa	AAA	AAA	AAA

(2) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.

Supplementary Information

Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	Deloitte LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent(1)	The Bank of New York Mellon
(1) The Paying Agent in respect of Series CB7 is Credit Suisse AG.

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2013	Page 1 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2013

Supplementary Information (continued)

Royal Bank of Canada's Ratings(1) (2)
	Moody's	S&P	DBRS	Fitch
Senior Debt	Aa3	AA-	AA	AA
Subordinated Debt	A3	A	AA (low)	AA-
Short-Term	P-1	A-1+	R-1 (high)	F1+
Rating Outlook	Stable	Stable	Stable	Stable

Applicable Ratings of Standby Account Bank & Standby GDA Provider(2)
	Moody's	S&P	DBRS	Fitch
Senior Debt	P-1	A-1	R-1 (high) / AA	F-1+ / AA-

Description of Ratings Triggers(2) (3)

A. Party Replacement

If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers transfer credit support and replace itself or obtain a guarantee for its obligations.

Role (Current Party)	Moody's	S&P	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1	A-1	R-1(mid) & AA(low)	F1 / A
Standby Account Bank/GDA Provider (BMO)	P-1	A-1	R-1(mid) & AA(low)	F1 / A
Cash Manager (RBC)	P-2	A-2	BBB(low) (long)	F2 / BBB+
Servicer (RBC)	Baa3 (long)	BBB- (long)	BBB(low) (long)	F2
Interest Rate Swap Provider (RBC)	P-2 / A3	A+ (long)	R-2(high) & BBB(high)	F3 / BBB-
Covered Bond Swap Provider (RBC)	P-2 / A3	A+ (long)	R-2(high) & BBB(high)	F3 / BBB-

B. Specified Rating Related Action

i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	S&P	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset Coverage/Amortization test on each Calculation Date	Baa3 (long)	BBB- (long)	R-1(mid) & A(low)	BBB- (long)

(b) Amounts received by the Cash Manager are required to be deposited directly into the Transaction Account	P-1	A-1	R-1(mid) & AA(low)	F1 / A

(c) Amounts received by the Servicer are to be deposited directly to the GIC Account and not provided to the Cash Manager	P-1	A-1	R-1(mid) & AA(low)	F1 / A

ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating

a) Servicer is required to hold amounts received in a separate account and transfer them to the Cash Manager or GIC Account, as applicable, within 2 business days	P-1	A-1	R-1(mid) & AA(low)	F1 / A

iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	S&P	DBRS	Fitch
(a) Repayment of the Demand Loan	N/A	N/A	N/A	F2 / BBB+

(b) Establishment of the Reserve Fund	P-1	A-1+	R-1(mid) & A(low)	F1 / A

iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	S&P	DBRS	Fitch
(a) Cashflows will be exchanged under the Covered Bond Swap Agreement (to the extent not already occuring) except as otherwise provided in the Covered Bond Swap Agreement	Baa1 (long)	BBB+ (long)	BBB(high) (long)	BBB+ (long)

v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	S&P	DBRS	Fitch

(a) Interest Rate Swap Provider	P-1 / A2	N/A	R-1(mid) & A(high)	F1 / A
(b) Covered Bond Swap Provider	P-1 / A2	N/A	R-1(mid) & A(high)	F1 / A

Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding Covered Bonds < Adjusted Aggregate Asset Amount)		Pass
Issuer Event of Default		Nil
Guarantor LP Event of Default		Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under the RBC Covered Bond Programme.
(2) Where only one rating is expressed such rating relates to the short-term rating (unless otherwise specified) and where two ratings are expressed the first is short-term and the second long-term.
(3) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2013	Page 2 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2013

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$16,290,635,000

A = lesser of (i) LTV Adjusted True Balance, and	$34,382,548,231	A (i)	$37,741,433,147
(ii) Asset Percentage Adjusted True Balance, as adjusted		A (ii)	$34,382,548,231
B = Principal Receipts	-	Asset Percentage:	91.10%
C = Cash Capital Contributions	-	Maximum Asset Percentage:	93.00%
D = Substitute Assets	-
E = Reserve Fund balance	-
F = Negative Carry Factor calculation	$436,702,480
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)	$33,945,845,751

Valuation Calculation

Trading Value of Covered Bonds	$16,900,807,272

A = lesser of (i) Present Value of outstanding loan balance of	$37,597,190,814	A (i)	$37,597,190,814
Performing Eligible Loans(1) and (ii) 80% of Market Value(2) of		A (ii)	$64,344,921,548
properties securing Performing Eligible Loans
B = Principal Receipts	-
C = Cash Capital Contributions	-
D = Trading Value of Substitute Assets	-
E = Reserve Fund Balance	-
F = Trading Value of Swap Collateral	-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)	$37,597,190,814

(1) Present value of expected future cash flows of Loans using current market interest rates offered to RBC clients.
(2) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

Intercompany Loan Balance

Guarantee Loan	$18,163,793,368
Demand Loan	$19,519,667,805
Total	$37,683,461,173
Effective as of August 22, 2013, the Issuer and the Guarantor LP amended and restated the Intercompany Loan Agreement to (i) increase the Total Credit Commitment from $25 billion to $40 billion, and (ii) provide for the full amount of the Total Credit Commitment to be available to the Guarantor LP on a revolving basis.

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
September 30, 2013	$24,604	0.00%

Cover Pool Flow of Funds

	30-Sep-2013		30-Aug-2013
Cash Inflows
Principal Receipts	$621,262,696		$414,977,291
Proceeds for sale of Loans	-		$0
Draw on Intercompany Loan	$0		$20,284,515,178
Revenue Receipts	$99,533,575		$50,284,932
Swap receipts	$88,035,444	(1)	$60,048,556	(2)
Cash Outflows
Swap payment	($99,533,575)	(1)	($50,284,932)	(2)
Swap Breakage Fee	$0		($67,984,909)
Intercompany Loan interest	($87,859,373)	(1)	($59,928,459)	(2)
Intercompany Loan principal	($621,262,696)	\(1)	($432,028,871)	(2)
Purchase of Loans	$0		($20,199,478,688)	(2)
Net inflows/(outflows)	$176,071		$120,097

(1) Cash settlement to occur on October 17, 2013
(2) Cash settlement occurred on September 17, 2013

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2013	Page 3 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2013

Cover Pool Summary Statistics

Previous Month Ending Balance	$38,344,797,178
Current Month Ending Balance	$37,723,509,649
Number of Mortgages in Pool	246,276
Average Mortgage Size	$153,176
Number of Properties	204,329
Number of Borrowers	195,131

Weighted Average LTV - Authorized	68.90%
Weighted Average LTV - Drawn	63.02%
Weighted Average Mortgage Rate	3.11%
Weighted Average Seasoning (Months)	24.12
Weighted Average Original Term (Months)	54.58
Weighted Average Remaining Term (Months)	30.46

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	246,052	99.91	$37,686,413,485	99.90
30 to 59 days past due	141	0.06	$25,490,945	0.07
60 to 89 days past due	29	0.01	$4,469,159	0.01
90 or more days past due	54	0.02	$7,136,061	0.02
Total	246,276	100.00	$37,723,509,649	100.00

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	29,774	12.09	$5,217,029,257	13.83
British Columbia	45,378	18.43	$9,083,474,401	24.08
Manitoba	9,138	3.71	$1,005,827,594	2.67
New Brunswick	4,136	1.68	$344,069,505	0.91
Newfoundland	2,915	1.18	$324,830,889	0.86
Northwest Territories	81	0.03	$12,740,204	0.03
Nova Scotia	7,505	3.05	$727,708,110	1.93
Nunavut	3	0.00	$248,510	0.00
Ontario	99,261	40.30	$15,713,432,501	41.65
Prince Edward Island	852	0.35	$74,363,301	0.20
Quebec	39,454	16.02	$4,220,711,683	11.19
Saskatchewan	7,576	3.08	$962,393,178	2.55
Yukon	203	0.08	$36,680,516	0.10
Total	246,276	100.00	$37,723,509,649	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	199	0.08	$27,008,953	0.07
499 and below	192	0.08	$27,172,749	0.07
500 - 539	127	0.05	$19,464,483	0.05
540 - 559	193	0.08	$35,838,778	0.10
560 - 579	355	0.14	$55,690,550	0.15
580 - 599	782	0.32	$133,267,696	0.35
600 - 619	1,549	0.63	$255,915,483	0.68
620 - 639	3,453	1.40	$577,180,895	1.53
640 - 659	6,146	2.50	$1,021,080,510	2.71
660 - 679	9,134	3.71	$1,524,533,804	4.04
680 - 699	12,370	5.02	$2,057,118,644	5.45
700 - 719	14,780	6.00	$2,464,616,888	6.53
720 - 739	16,544	6.72	$2,728,995,547	7.23
740 - 759	17,388	7.06	$2,824,757,007	7.49
760 - 779	19,189	7.79	$3,085,527,217	8.18
780 - 799	21,435	8.70	$3,440,693,040	9.12
800 and above	122,440	49.72	$17,444,647,407	46.24
Total	246,276	100.00	$37,723,509,649	100.00

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2013	Page 4 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2013

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	170,088	69.06	$24,972,974,155	66.20
Variable	76,188	30.94	$12,750,535,494	33.80
Total	246,276	100.00	$37,723,509,649	100.00

Mortgage Asset Type Distribution

	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	96,089	39.02	$17,406,619,325	46.14
Homeline Mortgage Segment	150,187	60.98	$20,316,890,324	53.86
Total	246,276	100.00	$37,723,509,649	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	25,857	10.50	$4,191,922,507	11.11
Owner Occupied	220,419	89.50	$33,531,587,142	88.89
Total	246,276	100.00	$37,723,509,649	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	82	0.03	$19,663,786	0.05
2.0000% - 2.4999%	37,415	15.19	$7,021,486,123	18.61
2.5000% - 2.9999%	79,524	32.29	$13,091,359,573	34.70
3.0000% - 3.4999%	45,962	18.66	$6,840,519,398	18.13
3.5000% - 3.9999%	55,228	22.43	$7,704,394,811	20.42
4.0000% - 4.4999%	21,274	8.64	$2,411,253,941	6.39
4.5000% - 4.9999%	2,080	0.84	$211,595,044	0.56
5.0000% - 5.4999%	1,690	0.69	$169,845,542	0.45
5.5000% - 5.9999%	1,824	0.74	$162,056,059	0.43
6.0000% - 6.4999%	1,159	0.47	$88,542,373	0.23
6.5000% - 6.9999%	30	0.01	$2,360,259	0.01
7.0000% and above	8	0.00	$432,740	0.00
Total	246,276	100.00	$37,723,509,649	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	34,040	13.82	$4,604,778,731	12.21
12.00 - 23.99	51,961	21.10	$7,573,952,611	20.08
24.00 - 35.99	86,935	35.30	$13,410,260,885	35.55
36.00 - 47.99	39,058	15.86	$6,220,358,198	16.49
48.00 - 59.99	31,681	12.86	$5,575,098,848	14.78
60.00 - 71.99	1,985	0.81	$263,762,695	0.70
72.00 - 83.99	447	0.18	$49,692,348	0.13
84.00 and above	169	0.07	$25,605,334	0.07
Total	246,276	100.00	$37,723,509,649	100.00

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2013	Page 5 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2013

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	105,836	42.97	$5,488,699,312	14.55
100,000 - 149,999	43,805	17.79	$5,456,518,344	14.46
150,000 - 199,999	33,130	13.45	$5,757,914,021	15.26
200,000 - 249,999	22,174	9.00	$4,958,363,396	13.14
250,000 - 299,999	14,848	6.03	$4,057,832,882	10.76
300,000 - 349,999	9,052	3.68	$2,927,823,021	7.76
350,000 - 399,999	5,589	2.27	$2,087,166,103	5.53
400,000 - 449,999	3,524	1.43	$1,492,407,310	3.96
450,000 - 499,999	2,386	0.97	$1,129,960,561	3.00
500,000 - 549,999	1,490	0.61	$780,519,787	2.07
550,000 - 599,999	1,060	0.43	$607,351,954	1.61
600,000 - 649,999	723	0.29	$450,450,816	1.19
650,000 - 699,999	572	0.23	$385,240,710	1.02
700,000 - 749,999	378	0.15	$273,633,392	0.73
750,000 - 799,999	277	0.11	$214,353,229	0.57
800,000 - 849,999	202	0.08	$166,574,524	0.44
850,000 - 899,999	167	0.07	$145,984,163	0.39
900,000 - 949,999	175	0.07	$162,201,028	0.43
950,000 - 999,999	140	0.06	$136,174,319	0.36
1,000,000 and above	748	0.30	$1,044,340,778	2.77
Total	246,276	100.00	$37,723,509,649	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	27,880	11.32	$4,131,380,377	10.95
Detached	186,228	75.62	$28,632,892,937	75.90
Duplex	5,046	2.05	$746,431,787	1.98
Fourplex	1,283	0.52	$255,266,071	0.68
Other	1,065	0.43	$159,435,241	0.42
Row (Townhouse)	12,632	5.13	$1,937,137,830	5.14
Semi-detached	10,796	4.38	$1,636,296,378	4.34
Triplex	1,346	0.55	$224,669,029	0.60
Total	246,276	100.00	$37,723,509,649	100.00

Cover Pool LTV - Authorized Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	10,617	5.20	$354,738,288	0.94
20.01 - 25.00	3,647	1.78	$248,502,405	0.66
25.01 - 30.00	4,123	2.02	$348,417,650	0.92
30.01 - 35.00	4,603	2.25	$456,071,669	1.21
35.01 - 40.00	5,611	2.75	$685,663,816	1.82
40.01 - 45.00	6,166	3.02	$814,992,319	2.16
45.01 - 50.00	8,315	4.07	$1,226,360,122	3.25
50.01 - 55.00	8,776	4.30	$1,468,595,160	3.89
55.01 - 60.00	11,344	5.55	$2,078,722,479	5.51
60.01 - 65.00	16,113	7.89	$3,446,455,468	9.14
65.01 - 70.00	14,652	7.17	$3,276,813,993	8.69
70.01 - 75.00	32,144	15.73	$6,062,861,057	16.07
75.01 - 80.00	78,086	38.22	$17,235,187,122	45.69
> 80.00 or Not Available*	132	0.06	$20,128,101	0.05
Total	204,329	100.00	$37,723,509,649	100.00

Cover Pool LTV - Drawn Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	15,512	7.59	$616,436,483	1.63
20.01 - 25.00	6,124	3.00	$467,727,150	1.24
25.01 - 30.00	7,069	3.46	$667,080,491	1.77
30.01 - 35.00	7,888	3.86	$871,092,259	2.31
35.01 - 40.00	9,065	4.44	$1,173,794,506	3.11
40.01 - 45.00	10,099	4.94	$1,442,700,662	3.82
45.01 - 50.00	12,074	5.91	$1,922,366,240	5.10
50.01 - 55.00	13,350	6.53	$2,317,183,321	6.14
55.01 - 60.00	16,149	7.90	$3,129,442,574	8.30
60.01 - 65.00	18,515	9.06	$4,043,228,756	10.72
65.01 - 70.00	19,446	9.52	$4,385,935,380	11.63
70.01 - 75.00	28,042	13.72	$6,509,987,584	17.26
75.01 - 80.00	40,815	19.98	$10,142,397,410	26.89
> 80.00 or Not Available*	181	0.09	$34,136,832	0.09
Total	204,329	100.00	$37,723,509,649	100.00

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2013	Page 6 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2013

Provincial Distribution by LTV - Drawn and Aging Summary

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	$70,006,784	$0	$0	$0	$70,006,784
	20.01 - 25.00	$55,284,827	$0	$0	$0	$55,284,827
	25.01 - 30.00	$76,866,744	$0	$0	$0	$76,866,744
	30.01 - 35.00	$104,781,810	$0	$0	$0	$104,781,810
	35.01 - 40.00	$163,789,424	$0	$0	$0	$163,789,424
	40.01 - 45.00	$187,010,929	$0	$0	$0	$187,010,929
	45.01 - 50.00	$241,157,439	$0	$0	$266,368	$241,423,807
	50.01 - 55.00	$328,792,198	$316,156	$132,403	$206,683	$329,447,439
	55.01 - 60.00	$410,744,028	$0	$0	$0	$410,744,028
	60.01 - 65.00	$518,170,384	$384,562	$0	$199,582	$518,754,528
	65.01 - 70.00	$602,040,603	$1,106,967	$512,351	$447,069	$604,106,989
	70.01 - 75.00	$949,301,484	$331,796	$0	$0	$949,633,280
	75.01 - 80.00	$1,498,790,798	$1,940,503	$0	$257,866	$1,500,989,167
	> 80.00 or Not Available*	$4,189,501	$0	$0	$0	$4,189,501
Total Alberta		$5,210,926,952	$4,079,983	$644,754	$1,377,568	$5,217,029,257

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	$166,735,684	$0	$0	$33,074	$166,768,759
	20.01 - 25.00	$129,525,148	$77,881	$0	$0	$129,603,030
	25.01 - 30.00	$195,940,721	$0	$0	$0	$195,940,721
	30.01 - 35.00	$241,147,570	$0	$0	$123,044	$241,270,613
	35.01 - 40.00	$322,500,008	$255,836	$0	$0	$322,755,844
	40.01 - 45.00	$395,273,920	$0	$0	$31,284	$395,305,204
	45.01 - 50.00	$522,245,008	$0	$0	$0	$522,245,008
	50.01 - 55.00	$613,323,346	$243,950	$0	$0	$613,567,296
	55.01 - 60.00	$848,117,289	$132,027	$0	$0	$848,249,316
	60.01 - 65.00	$1,079,357,066	$998,699	$251,437	$550,720	$1,081,157,922
	65.01 - 70.00	$1,036,063,081	$958,740	$440,808	$298,188	$1,037,760,817
	70.01 - 75.00	$1,481,947,551	$2,251,758	$90,813	$592,867	$1,484,882,990
	75.01 - 80.00	$2,033,551,313	$1,627,799	$185,993	$296,522	$2,035,661,627
	> 80.00 or Not Available*	$8,305,255	$0	$0	$0	$8,305,255
Total British Columbia		$9,074,032,958	$6,546,689	$969,052	$1,925,701	$9,083,474,401

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	$12,336,457	$0	$0	$0	$12,336,457
	20.01 - 25.00	$8,852,633	$0	$0	$0	$8,852,633
	25.01 - 30.00	$13,967,688	$0	$0	$0	$13,967,688
	30.01 - 35.00	$16,156,529	$0	$0	$0	$16,156,529
	35.01 - 40.00	$25,914,520	$0	$0	$0	$25,914,520
	40.01 - 45.00	$28,750,233	$0	$0	$0	$28,750,233
	45.01 - 50.00	$40,506,464	$181,132	$0	$0	$40,687,597
	50.01 - 55.00	$42,770,175	$0	$0	$142,132	$42,912,307
	55.01 - 60.00	$70,977,479	$56,666	$0	$0	$71,034,145
	60.01 - 65.00	$90,548,019	$60,224	$321,162	$0	$90,929,405
	65.01 - 70.00	$110,577,781	$0	$0	$0	$110,577,781
	70.01 - 75.00	$176,113,272	$0	$0	$0	$176,113,272
	75.01 - 80.00	$366,795,093	$227,210	$0	$152,899	$367,175,202
	> 80.00 or Not Available*	$419,823	$0	$0	$0	$419,823
Total Manitoba		$1,004,686,167	$525,233	$321,162	$295,031	$1,005,827,594

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2013	Page 7 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	$3,729,674	$0	$0	$0	$3,729,674
	20.01 - 25.00	$3,590,644	$0	$0	$0	$3,590,644
	25.01 - 30.00	$4,584,387	$0	$0	$0	$4,584,387
	30.01 - 35.00	$6,125,297	$0	$0	$0	$6,125,297
	35.01 - 40.00	$7,200,742	$0	$0	$0	$7,200,742
	40.01 - 45.00	$11,066,970	$0	$0	$0	$11,066,970
	45.01 - 50.00	$14,741,520	$0	$0	$0	$14,741,520
	50.01 - 55.00	$14,782,092	$0	$0	$0	$14,782,092
	55.01 - 60.00	$21,668,272	$0	$0	$49,786	$21,718,059
	60.01 - 65.00	$29,421,156	$0	$2,728	$0	$29,423,883
	65.01 - 70.00	$37,542,148	$53,812	$0	$0	$37,595,960
	70.01 - 75.00	$68,508,940	$143,434	$0	$12,068	$68,664,443
	75.01 - 80.00	$120,571,452	$78,597	$0	$0	$120,650,049
	> 80.00 or Not Available*	$195,786	$0	$0	$0	$195,786
Total New Brunswick		$343,729,080	$275,843	$2,728	$61,854	$344,069,505

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland	20.00 and below	$5,220,563	$0	$0	$0	$5,220,563
	20.01 - 25.00	$4,491,338	$0	$0	$0	$4,491,338
	25.01 - 30.00	$4,668,197	$0	$0	$0	$4,668,197
	30.01 - 35.00	$7,135,606	$0	$0	$0	$7,135,606
	35.01 - 40.00	$7,477,205	$86,169	$0	$0	$7,563,374
	40.01 - 45.00	$9,450,133	$0	$0	$0	$9,450,133
	45.01 - 50.00	$12,053,624	$0	$0	$0	$12,053,624
	50.01 - 55.00	$17,549,936	$101,835	$0	$0	$17,651,772
	55.01 - 60.00	$21,119,275	$0	$0	$0	$21,119,275
	60.01 - 65.00	$29,729,632	$168,864	$0	$0	$29,898,497
	65.01 - 70.00	$34,772,440	$112,451	$115,108	$0	$35,000,000
	70.01 - 75.00	$61,479,297	$0	$0	$0	$61,479,297
	75.01 - 80.00	$108,599,209	$0	$0	$0	$108,599,209
	> 80.00 or Not Available*	$323,877	$176,129	$0	$0	$500,006
Total Newfoundland		$324,070,333	$645,449	$115,108	$0	$324,830,889

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	$161,109	$0	$0	$0	$161,109
Territories	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$31,336	$0	$0	$0	$31,336
	30.01 - 35.00	$24,147	$0	$0	$0	$24,147
	35.01 - 40.00	$235,419	$0	$0	$0	$235,419
	40.01 - 45.00	$658,647	$0	$0	$0	$658,647
	45.01 - 50.00	$913,751	$0	$0	$0	$913,751
	50.01 - 55.00	$1,254,511	$0	$0	$0	$1,254,511
	55.01 - 60.00	$1,734,620	$0	$0	$0	$1,734,620
	60.01 - 65.00	$1,213,599	$0	$0	$0	$1,213,599
	65.01 - 70.00	$998,679	$0	$0	$0	$998,679
	70.01 - 75.00	$2,384,644	$0	$0	$0	$2,384,644
	75.01 - 80.00	$3,129,742	$0	$0	$0	$3,129,742
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Northwest Territories		$12,740,204	$0	$0	$0	$12,740,204

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2013	Page 8 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	$11,073,145	$0	$0	$0	$11,073,145
	20.01 - 25.00	$8,259,699	$0	$0	$0	$8,259,699
	25.01 - 30.00	$12,015,839	$0	$0	$25,505	$12,041,343
	30.01 - 35.00	$12,902,620	$0	$0	$0	$12,902,620
	35.01 - 40.00	$22,429,094	$0	$0	$0	$22,429,094
	40.01 - 45.00	$24,131,458	$0	$0	$0	$24,131,458
	45.01 - 50.00	$36,783,798	$0	$0	$0	$36,783,798
	50.01 - 55.00	$40,043,446	$0	$0	$93,958	$40,137,404
	55.01 - 60.00	$49,879,058	$0	$0	$0	$49,879,058
	60.01 - 65.00	$70,331,765	$0	$0	$0	$70,331,765
	65.01 - 70.00	$84,235,628	$12,893	$0	$0	$84,248,521
	70.01 - 75.00	$127,968,455	$151,619	$0	$0	$128,120,075
	75.01 - 80.00	$226,664,518	$178,635	$0	$73,036	$226,916,189
	> 80.00 or Not Available*	$453,941	$0	$0	$0	$453,941
Total Nova Scotia		$727,172,464	$343,148	$0	$192,498	$727,708,110

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	$0	$0	$0	$0	$0
	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$149,913	$0	$0	$0	$149,913
	35.01 - 40.00	$0	$0	$0	$0	$0
	40.01 - 45.00	$0	$0	$0	$0	$0
	45.01 - 50.00	$98,598	$0	$0	$0	$98,598
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Nunavut		$248,510	$0	$0	$0	$248,510

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	$248,755,252	$35,684	$95,016	$0	$248,885,952
	20.01 - 25.00	$190,375,197	$0	$0	$0	$190,375,197
	25.01 - 30.00	$272,596,648	$83,637	$0	$24,858	$272,705,144
	30.01 - 35.00	$361,365,912	$0	$0	$30,154	$361,396,066
	35.01 - 40.00	$456,728,200	$411,041	$0	$0	$457,139,241
	40.01 - 45.00	$587,667,840	$222,229	$411,178	$0	$588,301,247
	45.01 - 50.00	$797,047,346	$211,258	$84,423	$43,248	$797,386,275
	50.01 - 55.00	$931,675,143	$487,560	$0	$81,873	$932,244,576
	55.01 - 60.00	$1,287,534,416	$905,640	$68,143	$286,383	$1,288,794,582
	60.01 - 65.00	$1,677,484,653	$2,515,989	$208,403	$0	$1,680,209,046
	65.01 - 70.00	$1,878,332,795	$643,615	$0	$499,262	$1,879,475,671
	70.01 - 75.00	$2,752,044,338	$2,980,544	$226,949	$49,689	$2,755,301,520
	75.01 - 80.00	$4,241,842,964	$1,670,604	$692,950	$827,972	$4,245,034,489
	> 80.00 or Not Available*	$15,763,604	$398,033	$0	$21,857	$16,183,494
Total Ontario		$15,699,214,309	$10,565,833	$1,787,062	$1,865,296	$15,713,432,501

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2013	Page 9 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	$893,451	$0	$0	$0	$893,451
Island	20.01 - 25.00	$524,580	$0	$0	$0	$524,580
	25.01 - 30.00	$1,283,436	$0	$0	$0	$1,283,436
	30.01 - 35.00	$1,575,288	$0	$0	$0	$1,575,288
	35.01 - 40.00	$2,040,417	$0	$0	$0	$2,040,417
	40.01 - 45.00	$1,949,560	$0	$0	$0	$1,949,560
	45.01 - 50.00	$3,874,667	$0	$0	$0	$3,874,667
	50.01 - 55.00	$4,860,170	$0	$0	$0	$4,860,170
	55.01 - 60.00	$5,553,675	$0	$0	$0	$5,553,675
	60.01 - 65.00	$6,303,185	$0	$0	$0	$6,303,185
	65.01 - 70.00	$6,444,325	$0	$0	$0	$6,444,325
	70.01 - 75.00	$15,270,859	$0	$0	$0	$15,270,859
	75.01 - 80.00	$23,636,323	$0	$0	$0	$23,636,323
	> 80.00 or Not Available*	$153,366	$0	$0	$0	$153,366
Total Prince Edward Island		$74,363,301	$0	$0	$0	$74,363,301

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	$87,385,286	$41,636	$0	$9,852	$87,436,773
	20.01 - 25.00	$60,829,145	$0	$0	$0	$60,829,145
	25.01 - 30.00	$74,957,867	$115,231	$0	$0	$75,073,098
	30.01 - 35.00	$104,806,658	$0	$0	$0	$104,806,658
	35.01 - 40.00	$140,642,153	$0	$0	$0	$140,642,153
	40.01 - 45.00	$168,601,997	$11,188	$31,040	$0	$168,644,225
	45.01 - 50.00	$217,191,675	$0	$0	$0	$217,191,675
	50.01 - 55.00	$274,430,502	$86,798	$0	$0	$274,517,301
	55.01 - 60.00	$346,801,992	$0	$0	$0	$346,801,992
	60.01 - 65.00	$445,796,798	$581,947	$371,728	$0	$446,750,473
	65.01 - 70.00	$476,877,907	$0	$0	$0	$476,877,907
	70.01 - 75.00	$688,181,260	$231,847	$0	$615,551	$689,028,658
	75.01 - 80.00	$1,128,157,266	$703,506	$100,895	$634,106	$1,129,595,774
	> 80.00 or Not Available*	$2,137,604	$252,619	$125,629	$0	$2,515,852
Total Quebec		$4,216,798,109	$2,024,773	$629,293	$1,259,508	$4,220,711,683

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	$9,640,784	$4,855	$0	$0	$9,645,639
	20.01 - 25.00	$5,889,272	$0	$0	$0	$5,889,272
	25.01 - 30.00	$9,715,010	$6,867	$0	$0	$9,721,878
	30.01 - 35.00	$13,473,408	$113,427	$0	$0	$13,586,835
	35.01 - 40.00	$22,928,900	$0	$0	$0	$22,928,900
	40.01 - 45.00	$26,983,321	$0	$0	$0	$26,983,321
	45.01 - 50.00	$33,373,506	$0	$0	$0	$33,373,506
	50.01 - 55.00	$44,178,330	$0	$0	$0	$44,178,330
	55.01 - 60.00	$61,158,948	$0	$0	$0	$61,158,948
	60.01 - 65.00	$85,653,760	$0	$0	$0	$85,653,760
	65.01 - 70.00	$109,569,629	$0	$0	$0	$109,569,629
	70.01 - 75.00	$171,191,380	$156,783	$0	$158,605	$171,506,767
	75.01 - 80.00	$366,774,522	$202,061	$0	$0	$366,976,584
	> 80.00 or Not Available*	$1,219,808	$0	$0	$0	$1,219,808
Total Saskatchewan		$961,750,580	$483,993	$0	$158,605	$962,393,178

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2013	Page 10 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	$278,176	$0	$0	$0	$278,176
	20.01 - 25.00	$26,784	$0	$0	$0	$26,784
	25.01 - 30.00	$196,519	$0	$0	$0	$196,519
	30.01 - 35.00	$1,180,876	$0	$0	$0	$1,180,876
	35.01 - 40.00	$1,155,377	$0	$0	$0	$1,155,377
	40.01 - 45.00	$448,734	$0	$0	$0	$448,734
	45.01 - 50.00	$1,592,415	$0	$0	$0	$1,592,415
	50.01 - 55.00	$1,630,125	$0	$0	$0	$1,630,125
	55.01 - 60.00	$2,654,876	$0	$0	$0	$2,654,876
	60.01 - 65.00	$2,602,695	$0	$0	$0	$2,602,695
	65.01 - 70.00	$3,279,102	$0	$0	$0	$3,279,102
	70.01 - 75.00	$7,601,779	$0	$0	$0	$7,601,779
	75.01 - 80.00	$14,033,056	$0	$0	$0	$14,033,056
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Yukon		$36,680,516	$0	$0	$0	$36,680,516

Grand Total		$37,686,413,485	$25,490,945	$4,469,159	$7,136,061	$37,723,509,649

Provincial Distribution by LTV - Drawn and Aging Summary

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	0.19	0.00	0.00	0.00	0.19
	20.01 - 25.00	0.15	0.00	0.00	0.00	0.15
	25.01 - 30.00	0.20	0.00	0.00	0.00	0.20
	30.01 - 35.00	0.28	0.00	0.00	0.00	0.28
	35.01 - 40.00	0.43	0.00	0.00	0.00	0.43
	40.01 - 45.00	0.50	0.00	0.00	0.00	0.50
	45.01 - 50.00	0.64	0.00	0.00	0.00	0.64
	50.01 - 55.00	0.87	0.00	0.00	0.00	0.87
	55.01 - 60.00	1.09	0.00	0.00	0.00	1.09
	60.01 - 65.00	1.37	0.00	0.00	0.00	1.38
	65.01 - 70.00	1.60	0.00	0.00	0.00	1.60
	70.01 - 75.00	2.52	0.00	0.00	0.00	2.52
	75.01 - 80.00	3.97	0.01	0.00	0.00	3.98
	> 80.00 or Not Available*	0.01	0.00	0.00	0.00	0.01
Total Alberta		13.81	0.01	0.00	0.00	13.83

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	0.44	0.00	0.00	0.00	0.44
	20.01 - 25.00	0.34	0.00	0.00	0.00	0.34
	25.01 - 30.00	0.52	0.00	0.00	0.00	0.52
	30.01 - 35.00	0.64	0.00	0.00	0.00	0.64
	35.01 - 40.00	0.85	0.00	0.00	0.00	0.86
	40.01 - 45.00	1.05	0.00	0.00	0.00	1.05
	45.01 - 50.00	1.38	0.00	0.00	0.00	1.38
	50.01 - 55.00	1.63	0.00	0.00	0.00	1.63
	55.01 - 60.00	2.25	0.00	0.00	0.00	2.25
	60.01 - 65.00	2.86	0.00	0.00	0.00	2.87
	65.01 - 70.00	2.75	0.00	0.00	0.00	2.75
	70.01 - 75.00	3.93	0.01	0.00	0.00	3.94
	75.01 - 80.00	5.39	0.00	0.00	0.00	5.40
	> 80.00 or Not Available*	0.02	0.00	0.00	0.00	0.02
Total British Columbia		24.05	0.02	0.00	0.01	24.08

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2013	Page 11 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.04	0.00	0.00	0.00	0.04
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.07	0.00	0.00	0.00	0.07
	40.01 - 45.00	0.08	0.00	0.00	0.00	0.08
	45.01 - 50.00	0.11	0.00	0.00	0.00	0.11
	50.01 - 55.00	0.11	0.00	0.00	0.00	0.11
	55.01 - 60.00	0.19	0.00	0.00	0.00	0.19
	60.01 - 65.00	0.24	0.00	0.00	0.00	0.24
	65.01 - 70.00	0.29	0.00	0.00	0.00	0.29
	70.01 - 75.00	0.47	0.00	0.00	0.00	0.47
	75.01 - 80.00	0.97	0.00	0.00	0.00	0.97
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Manitoba		2.66	0.00	0.00	0.00	2.67

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	0.01	0.00	0.00	0.00	0.01
	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.02	0.00	0.00	0.00	0.02
	35.01 - 40.00	0.02	0.00	0.00	0.00	0.02
	40.01 - 45.00	0.03	0.00	0.00	0.00	0.03
	45.01 - 50.00	0.04	0.00	0.00	0.00	0.04
	50.01 - 55.00	0.04	0.00	0.00	0.00	0.04
	55.01 - 60.00	0.06	0.00	0.00	0.00	0.06
	60.01 - 65.00	0.08	0.00	0.00	0.00	0.08
	65.01 - 70.00	0.10	0.00	0.00	0.00	0.10
	70.01 - 75.00	0.18	0.00	0.00	0.00	0.18
	75.01 - 80.00	0.32	0.00	0.00	0.00	0.32
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total New Brunswick		0.91	0.00	0.00	0.00	0.91

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland	20.00 and below	0.01	0.00	0.00	0.00	0.01
	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.02	0.00	0.00	0.00	0.02
	35.01 - 40.00	0.02	0.00	0.00	0.00	0.02
	40.01 - 45.00	0.03	0.00	0.00	0.00	0.03
	45.01 - 50.00	0.03	0.00	0.00	0.00	0.03
	50.01 - 55.00	0.05	0.00	0.00	0.00	0.05
	55.01 - 60.00	0.06	0.00	0.00	0.00	0.06
	60.01 - 65.00	0.08	0.00	0.00	0.00	0.08
	65.01 - 70.00	0.09	0.00	0.00	0.00	0.09
	70.01 - 75.00	0.16	0.00	0.00	0.00	0.16
	75.01 - 80.00	0.29	0.00	0.00	0.00	0.29
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Newfoundland		0.86	0.00	0.00	0.00	0.86

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2013	Page 12 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	0.00	0.00	0.00	0.00	0.00
Territories	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.01	0.00	0.00	0.00	0.01
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.03	0.00	0.00	0.00	0.03

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.03	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.03	0.00	0.00	0.00	0.03
	35.01 - 40.00	0.06	0.00	0.00	0.00	0.06
	40.01 - 45.00	0.06	0.00	0.00	0.00	0.06
	45.01 - 50.00	0.10	0.00	0.00	0.00	0.10
	50.01 - 55.00	0.11	0.00	0.00	0.00	0.11
	55.01 - 60.00	0.13	0.00	0.00	0.00	0.13
	60.01 - 65.00	0.19	0.00	0.00	0.00	0.19
	65.01 - 70.00	0.22	0.00	0.00	0.00	0.22
	70.01 - 75.00	0.34	0.00	0.00	0.00	0.34
	75.01 - 80.00	0.60	0.00	0.00	0.00	0.60
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Nova Scotia		1.93	0.00	0.00	0.00	1.93

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2013	Page 13 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	0.66	0.00	0.00	0.00	0.66
	20.01 - 25.00	0.50	0.00	0.00	0.00	0.50
	25.01 - 30.00	0.72	0.00	0.00	0.00	0.72
	30.01 - 35.00	0.96	0.00	0.00	0.00	0.96
	35.01 - 40.00	1.21	0.00	0.00	0.00	1.21
	40.01 - 45.00	1.56	0.00	0.00	0.00	1.56
	45.01 - 50.00	2.11	0.00	0.00	0.00	2.11
	50.01 - 55.00	2.47	0.00	0.00	0.00	2.47
	55.01 - 60.00	3.41	0.00	0.00	0.00	3.42
	60.01 - 65.00	4.45	0.01	0.00	0.00	4.45
	65.01 - 70.00	4.98	0.00	0.00	0.00	4.98
	70.01 - 75.00	7.30	0.01	0.00	0.00	7.30
	75.01 - 80.00	11.24	0.00	0.00	0.00	11.25
	> 80.00 or Not Available*	0.04	0.00	0.00	0.00	0.04
Total Ontario		41.62	0.03	0.00	0.00	41.65

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	0.00	0.00	0.00	0.00	0.00
Island	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.01	0.00	0.00	0.00	0.01
	40.01 - 45.00	0.01	0.00	0.00	0.00	0.01
	45.01 - 50.00	0.01	0.00	0.00	0.00	0.01
	50.01 - 55.00	0.01	0.00	0.00	0.00	0.01
	55.01 - 60.00	0.01	0.00	0.00	0.00	0.01
	60.01 - 65.00	0.02	0.00	0.00	0.00	0.02
	65.01 - 70.00	0.02	0.00	0.00	0.00	0.02
	70.01 - 75.00	0.04	0.00	0.00	0.00	0.04
	75.01 - 80.00	0.06	0.00	0.00	0.00	0.06
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.20	0.00	0.00	0.00	0.20

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	0.23	0.00	0.00	0.00	0.23
	20.01 - 25.00	0.16	0.00	0.00	0.00	0.16
	25.01 - 30.00	0.20	0.00	0.00	0.00	0.20
	30.01 - 35.00	0.28	0.00	0.00	0.00	0.28
	35.01 - 40.00	0.37	0.00	0.00	0.00	0.37
	40.01 - 45.00	0.45	0.00	0.00	0.00	0.45
	45.01 - 50.00	0.58	0.00	0.00	0.00	0.58
	50.01 - 55.00	0.73	0.00	0.00	0.00	0.73
	55.01 - 60.00	0.92	0.00	0.00	0.00	0.92
	60.01 - 65.00	1.18	0.00	0.00	0.00	1.18
	65.01 - 70.00	1.26	0.00	0.00	0.00	1.26
	70.01 - 75.00	1.82	0.00	0.00	0.00	1.83
	75.01 - 80.00	2.99	0.00	0.00	0.00	2.99
	> 80.00 or Not Available*	0.01	0.00	0.00	0.00	0.01
Total Quebec		11.18	0.01	0.00	0.00	11.19

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2013	Page 14 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.03	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.06	0.00	0.00	0.00	0.06
	40.01 - 45.00	0.07	0.00	0.00	0.00	0.07
	45.01 - 50.00	0.09	0.00	0.00	0.00	0.09
	50.01 - 55.00	0.12	0.00	0.00	0.00	0.12
	55.01 - 60.00	0.16	0.00	0.00	0.00	0.16
	60.01 - 65.00	0.23	0.00	0.00	0.00	0.23
	65.01 - 70.00	0.29	0.00	0.00	0.00	0.29
	70.01 - 75.00	0.45	0.00	0.00	0.00	0.45
	75.01 - 80.00	0.97	0.00	0.00	0.00	0.97
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Saskatchewan		2.55	0.00	0.00	0.00	2.55

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.01	0.00	0.00	0.00	0.01
	60.01 - 65.00	0.01	0.00	0.00	0.00	0.01
	65.01 - 70.00	0.01	0.00	0.00	0.00	0.01
	70.01 - 75.00	0.02	0.00	0.00	0.00	0.02
	75.01 - 80.00	0.04	0.00	0.00	0.00	0.04
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.10	0.00	0.00	0.00	0.10

Grand Total		99.90	0.07	0.01	0.02	100.00

Cover Pool LTV - Drawn by Credit Bureau Score

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.00 and below	Score Unavailable	$1,761,636	0.00
	499 and below	$980,921	0.00
	500 - 539	$42,595	0.00
	540 - 559	$88,281	0.00
	560 - 579	$252,086	0.00
	580 - 599	$799,069	0.00
	600 - 619	$1,636,087	0.00
	620 - 639	$2,654,775	0.01
	640 - 659	$4,860,456	0.01
	660 - 679	$6,899,319	0.02
	680 - 699	$12,233,949	0.03
	700 - 719	$15,838,681	0.04
	720 - 739	$23,125,027	0.06
	740 - 759	$28,208,146	0.07
	760 - 779	$34,803,164	0.09
	780 - 799	$42,747,168	0.11
	800 and above	$439,505,123	1.17
Total		$616,436,483	1.63

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2013	Page 15 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2013

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00	Score Unavailable	$604,150	0.00
	499 and below	$434,955	0.00
	500 - 539	$209,095	0.00
	540 - 559	$210,382	0.00
	560 - 579	$53,749	0.00
	580 - 599	$406,851	0.00
	600 - 619	$1,205,754	0.00
	620 - 639	$2,407,598	0.01
	640 - 659	$4,488,184	0.01
	660 - 679	$7,997,510	0.02
	680 - 699	$10,625,195	0.03
	700 - 719	$14,214,791	0.04
	720 - 739	$19,357,685	0.05
	740 - 759	$21,438,695	0.06
	760 - 779	$24,540,783	0.07
	780 - 799	$32,049,323	0.08
	800 and above	$327,482,450	0.87
Total		$467,727,150	1.24

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00	Score Unavailable	$965,461	0.00
	499 and below	$441,097	0.00
	500 - 539	$178,546	0.00
	540 - 559	$103,055	0.00
	560 - 579	$332,174	0.00
	580 - 599	$158,099	0.00
	600 - 619	$889,217	0.00
	620 - 639	$3,882,360	0.01
	640 - 659	$5,652,123	0.01
	660 - 679	$10,990,210	0.03
	680 - 699	$17,612,886	0.05
	700 - 719	$24,340,037	0.06
	720 - 739	$30,465,085	0.08
	740 - 759	$34,116,007	0.09
	760 - 779	$39,619,168	0.11
	780 - 799	$52,521,835	0.14
	800 and above	$444,813,133	1.18
Total		$667,080,491	1.77

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00	Score Unavailable	$1,097,943	0.00
	499 and below	$1,465,091	0.00
	500 - 539	$37,153	0.00
	540 - 559	$10,290	0.00
	560 - 579	$641,822	0.00
	580 - 599	$1,012,002	0.00
	600 - 619	$1,667,482	0.00
	620 - 639	$5,064,377	0.01
	640 - 659	$7,972,537	0.02
	660 - 679	$16,042,709	0.04
	680 - 699	$21,542,520	0.06
	700 - 719	$27,450,106	0.07
	720 - 739	$40,705,588	0.11
	740 - 759	$40,763,263	0.11
	760 - 779	$54,138,565	0.14
	780 - 799	$72,097,891	0.19
	800 and above	$579,382,921	1.54
Total		$871,092,259	2.31

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2013	Page 16 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2013

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00	Score Unavailable	$2,134,235	0.01
	499 and below	$864,163	0.00
	500 - 539	$94,590	0.00
	540 - 559	$365,258	0.00
	560 - 579	$388,947	0.00
	580 - 599	$1,353,205	0.00
	600 - 619	$3,335,503	0.01
	620 - 639	$9,364,183	0.02
	640 - 659	$14,454,634	0.04
	660 - 679	$24,689,897	0.07
	680 - 699	$32,834,438	0.09
	700 - 719	$50,434,194	0.13
	720 - 739	$59,704,839	0.16
	740 - 759	$58,424,152	0.15
	760 - 779	$73,193,629	0.19
	780 - 799	$91,410,789	0.24
	800 and above	$750,747,850	1.99
Total		$1,173,794,506	3.11

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00	Score Unavailable	$1,366,882	0.00
	499 and below	$1,827,913	0.00
	500 - 539	$672,708	0.00
	540 - 559	$766,673	0.00
	560 - 579	$393,093	0.00
	580 - 599	$1,440,223	0.00
	600 - 619	$6,914,464	0.02
	620 - 639	$11,199,213	0.03
	640 - 659	$19,539,833	0.05
	660 - 679	$34,532,442	0.09
	680 - 699	$41,757,269	0.11
	700 - 719	$53,290,920	0.14
	720 - 739	$68,170,806	0.18
	740 - 759	$84,370,172	0.22
	760 - 779	$92,780,926	0.25
	780 - 799	$118,683,867	0.31
	800 and above	$904,993,258	2.40
Total		$1,442,700,662	3.82

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00	Score Unavailable	$3,458,363	0.01
	499 and below	$1,450,614	0.00
	500 - 539	$395,772	0.00
	540 - 559	$2,100,560	0.01
	560 - 579	$1,455,035	0.00
	580 - 599	$6,402,464	0.02
	600 - 619	$9,525,185	0.03
	620 - 639	$15,152,545	0.04
	640 - 659	$24,929,796	0.07
	660 - 679	$39,634,269	0.11
	680 - 699	$68,597,529	0.18
	700 - 719	$91,943,085	0.24
	720 - 739	$103,897,743	0.28
	740 - 759	$118,214,553	0.31
	760 - 779	$140,794,107	0.37
	780 - 799	$157,674,363	0.42
	800 and above	$1,136,740,258	3.01
Total		$1,922,366,240	5.10

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2013	Page 17 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2013

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00	Score Unavailable	$2,147,911	0.01
	499 and below	$1,312,738	0.00
	500 - 539	$565,635	0.00
	540 - 559	$1,336,121	0.00
	560 - 579	$2,043,352	0.01
	580 - 599	$4,491,226	0.01
	600 - 619	$10,849,528	0.03
	620 - 639	$22,469,937	0.06
	640 - 659	$40,005,658	0.11
	660 - 679	$64,023,978	0.17
	680 - 699	$83,225,209	0.22
	700 - 719	$99,198,026	0.26
	720 - 739	$132,590,954	0.35
	740 - 759	$145,314,825	0.39
	760 - 779	$166,846,679	0.44
	780 - 799	$196,068,427	0.52
	800 and above	$1,344,693,117	3.56
Total		$2,317,183,321	6.14

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00	Score Unavailable	$2,148,227	0.01
	499 and below	$2,441,671	0.01
	500 - 539	$1,805,290	0.00
	540 - 559	$2,861,198	0.01
	560 - 579	$2,679,736	0.01
	580 - 599	$9,375,601	0.02
	600 - 619	$17,159,148	0.05
	620 - 639	$33,315,731	0.09
	640 - 659	$64,178,645	0.17
	660 - 679	$90,485,345	0.24
	680 - 699	$120,034,065	0.32
	700 - 719	$157,301,022	0.42
	720 - 739	$198,010,623	0.52
	740 - 759	$208,893,844	0.55
	760 - 779	$251,457,463	0.67
	780 - 799	$274,212,957	0.73
	800 and above	$1,693,082,007	4.49
Total		$3,129,442,574	8.30

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00	Score Unavailable	$3,264,101	0.01
	499 and below	$5,603,517	0.01
	500 - 539	$3,282,294	0.01
	540 - 559	$4,170,084	0.01
	560 - 579	$4,310,258	0.01
	580 - 599	$12,977,968	0.03
	600 - 619	$20,920,095	0.06
	620 - 639	$54,712,020	0.15
	640 - 659	$93,742,251	0.25
	660 - 679	$146,635,656	0.39
	680 - 699	$195,720,752	0.52
	700 - 719	$265,096,720	0.70
	720 - 739	$281,811,313	0.75
	740 - 759	$296,516,205	0.79
	760 - 779	$337,036,311	0.89
	780 - 799	$383,273,327	1.02
	800 and above	$1,934,155,886	5.13
Total		$4,043,228,756	10.72

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2013	Page 18 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2013

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00	Score Unavailable	$2,213,302	0.01
	499 and below	$2,631,570	0.01
	500 - 539	$1,234,196	0.00
	540 - 559	$3,861,684	0.01
	560 - 579	$8,194,594	0.02
	580 - 599	$16,190,985	0.04
	600 - 619	$28,444,540	0.08
	620 - 639	$69,058,035	0.18
	640 - 659	$99,022,236	0.26
	660 - 679	$156,028,098	0.41
	680 - 699	$216,683,063	0.57
	700 - 719	$284,514,055	0.75
	720 - 739	$288,136,388	0.76
	740 - 759	$315,424,913	0.84
	760 - 779	$364,256,146	0.97
	780 - 799	$416,589,894	1.10
	800 and above	$2,113,451,682	5.60
Total		$4,385,935,380	11.63

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00	Score Unavailable	$3,291,462	0.01
	499 and below	$3,735,845	0.01
	500 - 539	$4,284,121	0.01
	540 - 559	$5,267,093	0.01
	560 - 579	$9,167,860	0.02
	580 - 599	$27,756,602	0.07
	600 - 619	$44,046,516	0.12
	620 - 639	$105,332,777	0.28
	640 - 659	$192,780,974	0.51
	660 - 679	$278,155,101	0.74
	680 - 699	$385,493,331	1.02
	700 - 719	$458,526,001	1.22
	720 - 739	$499,974,459	1.33
	740 - 759	$517,603,945	1.37
	760 - 779	$590,195,465	1.56
	780 - 799	$632,426,847	1.68
	800 and above	$2,751,949,184	7.30
Total		$6,509,987,584	17.26

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00	Score Unavailable	$2,555,279	0.01
	499 and below	$3,960,799	0.01
	500 - 539	$6,662,490	0.02
	540 - 559	$14,698,100	0.04
	560 - 579	$25,568,833	0.07
	580 - 599	$49,767,744	0.13
	600 - 619	$108,259,056	0.29
	620 - 639	$240,247,010	0.64
	640 - 659	$446,444,889	1.18
	660 - 679	$644,851,109	1.71
	680 - 699	$849,062,092	2.25
	700 - 719	$919,654,987	2.44
	720 - 739	$978,321,842	2.59
	740 - 759	$952,137,727	2.52
	760 - 779	$913,801,971	2.42
	780 - 799	$969,862,145	2.57
	800 and above	$3,016,541,338	8.00
Total		$10,142,397,410	26.89

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2013	Page 19 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2013

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
>80.00 or Not	Score Unavailable	$0	0.00
Available*	499 and below	$21,857	0.00
	500 - 539	$0	0.00
	540 - 559	$0	0.00
	560 - 579	$209,010	0.00
	580 - 599	$1,135,658	0.00
	600 - 619	$1,062,908	0.00
	620 - 639	$2,320,333	0.01
	640 - 659	$3,008,295	0.01
	660 - 679	$3,568,160	0.01
	680 - 699	$1,696,347	0.00
	700 - 719	$2,814,263	0.01
	720 - 739	$4,723,193	0.01
	740 - 759	$3,330,559	0.01
	760 - 779	$2,062,839	0.01
	780 - 799	$1,074,208	0.00
	800 and above	$7,109,202	0.02
Total		$34,136,832	0.09

Grand Total		$37,723,509,649	100.00

* A mortgage for which no current appraisal value is available as at the Calculation Date is classified as "Not Available" and reported within the ">80.00 or Not Available" Current LTV category.

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2013	Page 20 of 20